UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         21st Floor
         New York, NY  10022

13F File Number:  28-11142


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     May 13, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $254,878 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
US UNWIRED INC                 COM              90338R104     4746  1130000 SH       SOLE                  1130000        0        0
8X8 INC NEW                    COM              282914100      516   309001 SH       SOLE                   309001        0        0
AEROFLEX INC                   COM              007768104     3999   428600 SH       SOLE                   428600        0        0
ALADDIN KNOWLEDGE SYS LTD      ORD              M0392N101     7316   321852 SH       SOLE                   321852        0        0
APPLE COMPUTER INC             COM              037833100    10209   245000 SH       SOLE                   245000        0        0
ATI TECHNOLOGIES INC           COM              001941103     8645   500000 SH       SOLE                   500000        0        0
AUDIBLE INC                    COM NEW          05069A302     2028   150000 SH       SOLE                   150000        0        0
AUDIOVOX CORP                  CL A             050757103     7286   571890 SH       SOLE                   571890        0        0
BLUE COAT SYSTEMS INC          COM NEW          09534T508     1715    73000 SH       SOLE                    73000        0        0
BLUE NILE INC                  COM              09578R103      276    10000 SH       SOLE                    10000        0        0
BOSTON COMMUNICATIONS GROUP    COM              100582105     1722   241900 SH       SOLE                   241900        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    17392   800000 SH       SOLE                   800000        0        0
CHINA FIN ONLINE CO LTD        SPONSORED ADR    169379104     6884   962178 SH       SOLE                   962178        0        0
CISCO SYS INC                  COM              17275R102    12523   700000 SH       SOLE                   700000        0        0
CORPORATE EXECUTIVE BRD CO     COM              21988R102     6395   100000 SH       SOLE                   100000        0        0
CROSS CTRY HEALTHCARE INC      COM              227483104     3101   185000 SH       SOLE                   185000        0        0
GLOBAL CROSSING LTD            SHS NEW          G3921A175     1134    73000 SH       SOLE                    73000        0        0
GOOGLE INC                     CL A             38259P508    19856   110000 SH       SOLE                   110000        0        0
INFORMATICA CORP               COM              45666Q102     6616   800000 SH       SOLE                   800000        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    13038   380000 SH       SOLE                   380000        0        0
KOMAG INC                      COM NEW          500453204     9052   405000 SH       SOLE                   405000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     3723  1807370 SH       SOLE                  1807370        0        0
MEDIS TECHNOLOGIES LTD         COM              58500P107      565    39400 SH       SOLE                    39400        0        0
NAVARRE CORP                   COM              639208107     1846   232261 SH       SOLE                   232261        0        0
NETFLIX COM INC                COM              64110L106     2384   219735 SH       SOLE                   219735        0        0
NTL INC DEL                    COM              62940M104     4839    76000 SH       SOLE                    76000        0        0
ORACLE CORP                    COM              68389X105     7862   630000 SH       SOLE                   630000        0        0
PLANTRONICS INC NEW            COM              727493108    13709   360000 SH       SOLE                   360000        0        0
PROVIDE COMM INC               COM              74373W103    12105   419158 SH       SOLE                   419158        0        0
QUALCOMM INC                   COM              747525103    11905   325000 SH       SOLE                   325000        0        0
REDBACK NETWORKS INC           COM NEW          757209507      816   136447 SH       SOLE                   136447        0        0
RESEARCH IN MOTION LTD         COM              760975102    14902   195000 SH       SOLE                   195000        0        0
SALESFORCE COM INC             COM              79466L302     3538   236000 SH       SOLE                   236000        0        0
SHOPPING COM LTD               SHS              M8405Q102     1424    80000 SH       SOLE                    80000        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     6529   585000 SH       SOLE                   585000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     7937  1250000 SH       SOLE                  1250000        0        0
TELEWEST GLOBAL INC            COM              87956T107    13342   750000 SH       SOLE                   750000        0        0
VALUECLICK INC                 COM              92046N102      318    30000 SH       SOLE                    30000        0        0
ZI CORP                        COM              988918108     1923   477154 SH       SOLE                   477154        0        0
CHECKPOINT SYS INC             CALL             162825903      762     5000     CALL SOLE                     5000        0        0